September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Real Estate Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Real Estate Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 97.15%                                                                                                 $53,768,698
(Cost $44,250,790)

Real Estate Investment Trusts 90.50%                                                                                  50,085,838
Alexandria Real Estate Equities, Inc.                                                                    8,000           480,720
AMB Property Corp.                                                                                      22,000           773,080
Apartment Investment & Management Co. (Class A)                                                         10,000           319,700
Archstone-Smith Trust                                                                                   46,002         1,353,839
Arden Realty, Inc.                                                                                      15,000           456,000
Avalonbay Communities, Inc.                                                                             20,000         1,164,000
Boston Properties, Inc.                                                                                 33,000         1,745,700
Brandywine Realty Trust                                                                                 16,500           450,450
BRE Properties, Inc. (Class A)                                                                          11,500           398,475
CarrAmerica Realty Corp.                                                                                20,000           609,800
Catellus Development Corp.                                                                              16,381           409,525
CBL & Associates Properties, Inc.                                                                       17,000           936,700
CenterPoint Properties Corp.                                                                            11,000           422,180
Chelsea Property Group, Inc.                                                                            10,000           651,200
Cousins Properties, Inc.                                                                                12,000           385,560
Crescent Real Estate Equities Co.                                                                       31,000           487,010
Developers Diversified Realty Corp.                                                                     25,000           897,000
Duke Realty Corp.                                                                                       40,000         1,230,400
Equity Office Properties Trust                                                                          98,078         2,545,124
Equity Residential Properties Trust                                                                     70,000         2,068,500
Essex Property Trust, Inc.                                                                               6,000           395,400
First Industrial Realty Trust, Inc.                                                                      9,500           348,080
General Growth Properties, Inc. (L)                                                                     68,000         2,045,440
Getty Realty Corp.                                                                                      13,000           303,680
Glenborough Realty Trust, Inc.                                                                          13,500           246,780
Health Care Property Investors, Inc.                                                                    35,000           873,600
Health Care REIT, Inc.                                                                                  13,000           419,510
Healthcare Realty Trust, Inc.                                                                           10,000           361,200
Highwoods Properties, Inc.                                                                              14,000           324,800
Home Properties, Inc.                                                                                    9,000           338,400
Hospitality Properties Trust                                                                            18,000           717,840
Host Marriott Corp. (L)                                                                                 84,500         1,094,275
HRPT Properties Trust                                                                                   30,500           307,135
iStar Financial, Inc.                                                                                    8,000           304,000
Kimco Realty Corp.                                                                                      35,000         1,683,500
Liberty Property Trust                                                                                  25,300           971,520
Macerich Co. (The)                                                                                      17,500           838,250
Mack-Cali Realty Corp.                                                                                  19,000           777,100
Mills Corp. (The)                                                                                       16,000           729,600
New Plan Excel Realty Trust                                                                             31,000           736,250
Pan Pacific Retail Properties, Inc.                                                                     12,000           607,200
Pennsylvania Real Estate Investment Trust                                                                7,691           268,185
Post Properties, Inc.                                                                                   11,000           307,890
Prentiss Properties Trust                                                                               14,000           479,640
ProLogis Co.                                                                                            56,000         1,906,240
PS Business Parkes, Inc.                                                                                 7,500           301,500
Public Storage, Inc.                                                                                    33,500         1,578,855
Realty Income Corp.                                                                                      9,000           364,680
Reckson Associates Realty Corp.                                                                         28,000           775,880
Regency Centers Corp.                                                                                   17,000           722,500
Rouse Co. (The)                                                                                         37,000         1,805,600
Shurgard Storage Centers, Inc.                                                                          13,000           481,000
Simon Property Group, Inc. (L)                                                                          48,000         2,477,280
SL Green Realty Corp.                                                                                   14,000           687,400
Sovran Self Storage, Inc.                                                                                7,500           290,925
Starwood Hotels & Resorts Worldwide, Inc.                                                               25,000         1,125,000
Trizec Properties, Inc.                                                                                 44,000           706,200
United Dominion Realty Trust, Inc.                                                                      39,000           756,210
Vornado Realty Trust                                                                                    37,000         2,149,330
Weingarten Realty Investors                                                                             22,500           693,000

Real Estate Management & Development 0.99%                                                                               551,700
Brookfield Properties Corp. (Canada)                                                                    18,000           551,700

Thrifts & Mortgage Finance 5.66%                                                                                       3,131,160
Fannie Mae                                                                                              26,000         1,844,960
Freddie Mac                                                                                             20,000         1,286,200

PREFERRED STOCKS 1.11%                                                                                                  $614,350
(Cost $579,458)

Real Estate Investment Trusts 1.11%                                                                                      614,350
Mills Corp. (The)                                                                                        5,000           131,750
Public Storage, Inc.                                                                                     8,000           215,600
Ramco-Gershenson Porperties Trust                                                                       10,000           267,000

                                                                                       Interest      Par Value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 8.67%                                                                                          $4,798,534
(Cost $4,798,534)

Joint Repurchase Agreement 1.78%                                                                                         987,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%             $987           987,000

                                                                                                        Shares
Cash Equivalents 6.89%                                                                                                 3,811,534
AIM Cash Investment Trust (T)                                                                        3,811,534         3,811,534

TOTAL INVESTMENTS 106.93%                                                                                            $59,181,582

OTHER ASSETS AND LIABILITIES, NET (6.93%)                                                                            ($3,837,731)

TOTAL NET ASSETS 100.00%                                                                                             $55,343,851


John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $49,628,782. Gross unrealized appreciation and depreciation of investments aggregated $9,818,242 and $265,442, respectively, resulting in net unrealized appreciation of $9,552,800.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129
Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Real Estate Fund.


050Q3  7/04
       9/04

JOHN HANCOCK
Multi Cap Growth Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Multi Cap Growth Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 95.79%                                                                                                  $9,307,001
(Cost $9,020,123)

Aerospace & Defense 1.37%                                                                                                134,530
L-3 Communications Holdings, Inc.                                                                        2,200           134,530

Air Freight & Couriers 1.80%                                                                                             174,724
Forward Air Corp. (I)                                                                                    4,400           174,724

Airlines 1.18%                                                                                                           114,287
AirTran Holdings, Inc. (I)                                                                              10,250           114,287

Apparel Retail 1.13%                                                                                                     109,728
Aeropostale, Inc. (I)                                                                                    3,600           109,728

Application Software 2.44%                                                                                               237,435
FactSet Research Systems, Inc.                                                                           1,700            73,355
Hyperion Solutions Corp. (I)                                                                             4,000           164,080

Asset Management & Custody Banks 0.85%                                                                                    82,638
Affiliated Managers Group, Inc. (I) (L)                                                                  1,800            82,638

Auto Parts & Equipment 1.46%                                                                                             141,570
Borg-Warner, Inc.                                                                                        3,000           141,570

Biotechnology 2.61%                                                                                                      253,116
Amgen, Inc. (I)                                                                                          4,450           253,116

Casinos & Gaming 1.63%                                                                                                   158,066
Multimedia Games, Inc. (I)                                                                               8,350           158,066

Communications Equipment 5.95%                                                                                           578,201
Avocent Corp. (I)                                                                                        4,000           119,760
McDATA Corp. (Class A) (I)                                                                              18,750            96,562
Motorola, Inc.                                                                                           9,300           148,149
Tekelec (I)                                                                                             11,000           213,730

Computer Hardware 1.61%                                                                                                  156,726
International Business Machines Corp.                                                                    1,800           156,726

Computer Storage & Peripherals 1.09%                                                                                     106,200
Lexmark International, Inc. (I)                                                                          1,200           106,200

Consumer Finance 2.80%                                                                                                   271,686
American Express Co.                                                                                     2,750           138,187
MBNA Corp.                                                                                               5,407           133,499

Data Processing & Outsourced Services 1.02%                                                                               98,978
eFunds Corp. (I)                                                                                         6,050            98,978

Diversified Commercial Services 2.36%                                                                                    228,892
Cendant Corp.                                                                                           10,004           228,892

Electrical Components & Equipment 2.62%                                                                                  254,613
American Power Conversion Corp. (I)                                                                      9,450           142,695
Artisan Components, Inc. (I) (L)                                                                         4,600           111,918

Electronic Equipment Manufacturers 2.00%                                                                                 194,718
Itron, Inc. (I)                                                                                         10,200           194,718

Electronic Manufacturing Services 0.87%                                                                                   84,699
Trimble Navigation Ltd. (I)                                                                              3,050            84,699

Health Care Equipment 5.19%                                                                                              504,221
Beckman Coulter, Inc.                                                                                    1,850           102,064
Becton, Dickinson & Co.                                                                                  3,650           172,389
Hospira, Inc. (I)                                                                                        5,480           141,987
VISX, Inc. (I)                                                                                           4,100            87,781

Health Care Services 1.19%                                                                                               115,995
Allscripts Healthcare Solutions, Inc. (I)                                                               16,500           115,995

Hotels, Resorts & Cruise Lines 4.40%                                                                                     427,150
Fairmont Hotels & Resorts, Inc. (Canada)                                                                 7,750           199,563
Four Seasons Hotels, Inc. (Canada)                                                                       3,750           227,587

Household Products 2.63%                                                                                                 255,535
Procter & Gamble Co. (The)                                                                               4,900           255,535

Industrial Gases 1.48%                                                                                                   143,550
Airgas, Inc.                                                                                             6,600           143,550

Industrial Machinery 1.41%                                                                                               136,755
Danaher Corp.                                                                                            2,700           136,755

Internet Software & Services 3.46%                                                                                       336,339
@Road, Inc. (I)                                                                                         13,300            52,535
Digital Insight Corp. (I)                                                                               12,850           190,565
DoubleClick, Inc. (I)                                                                                    4,650            24,041
Informatica Corp. (I)                                                                                   11,400            69,198

Investment Banking & Brokerage 1.73%                                                                                     167,711
E*TRADE Financial Corp. (I)                                                                             15,150           167,711

Leisure Products 2.11%                                                                                                   204,930
LeapFrog Enterprises, Inc. (I) (L)                                                                      10,350           204,930

Movies & Entertainment 3.38%                                                                                             328,030
Disney (Walt) Co. (The)                                                                                  9,500           219,355
Imax Corp. (Canada) (I) (L)                                                                             24,150           108,675

Oil & Gas Drilling 1.31%                                                                                                 127,388
Unit Corp. (I)                                                                                           3,950           127,388

Oil & Gas Equipment & Services 2.15%                                                                                     208,572
BJ Services Co.                                                                                          4,200           208,572

Other Diversified Financial Services 0.99%                                                                                96,610
SEI Investments Co.                                                                                      3,150            96,610

Packaged Foods & Meats 2.56%                                                                                             249,008
Heinz (H.J.) Co.                                                                                         6,750           249,008

Pharmaceuticals 9.77%                                                                                                    948,856
Abbot Laboratories                                                                                       5,650           222,327
Alcon, Inc. (Switzerland)                                                                                2,425           185,755
Johnson & Johnson                                                                                        4,350           240,424
Medicines Co. (The) (I)                                                                                  3,500            92,610
Pfizer, Inc.                                                                                             6,500           207,740

Photographic Products 1.04%                                                                                              101,063
Lexar Media, Inc. (I)                                                                                   18,750           101,063

Property & Casualty Insurance 1.10%                                                                                      106,665
Ambac Financial Group, Inc.                                                                              1,500           106,665

Restaurants 1.21%                                                                                                        118,048
Panera Bread Co. (I) (L)                                                                                 3,200           118,048

Semiconductors 3.62%                                                                                                     351,931
Intel Corp.                                                                                              4,450           108,491
Intersil Corp. (Class A)                                                                                 5,700           104,709
Power Integrations, Inc. (I)                                                                             1,850            37,333
Skyworks Solutions, Inc. (I) (L)                                                                        12,100           101,398

Specialty Chemicals 2.79%                                                                                                270,810
Ecolab, Inc.                                                                                             3,700           112,850
Sigma-Aldrich Corp.                                                                                      2,750           157,960

Systems Software 4.41%                                                                                                   428,401
Macrovision Corp. (I)                                                                                    7,500           162,300
Microsoft Corp.                                                                                          9,350           266,101

Telecommunications Services 1.34%                                                                                        130,200
Amdocs Ltd. (Channel Islands) (I)                                                                        6,000           130,200

Trading Companies & Distributors 1.73%                                                                                   168,426
Fastenal Co. (L)                                                                                         2,700           168,426

                                                                 Interest   Maturity   Credit        Par value
Issuer, Description                                                  rate       date   rating (A)         (000)            Value
SHORT-TERM INVESTMENTS 12.94%                                                                                         $1,257,677
(Cost $1,257,645)

Government U.S. Agency 4.60%                                                                                             447,000
Federal Home Loan Bank, Disc Note                                   1.27%  08-02-2004  Aaa                $447           447,000

Cash Equivalents 8.34%                                                                                                   810,677
AIM Cash Investment Trust (T)                                                                          810,677           810,677

TOTAL INVESTMENTS 108.73%                                                                                            $10,564,678

OTHER ASSETS AND LIABILITIES, NET (8.73%)                                                                              ($848,591)

TOTAL NET ASSETS 100.00%                                                                                              $9,716,087


John Hancock
Multi Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $10,277,768. Gross unrealized appreciation and depreciation of investments aggregated $950,566 and $663,656, respectively, resulting in net unrealized appreciation of $286,910.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Multi Cap Growth Fund.


100Q3  7/04
       9/04

JOHN HANCOCK
Small Cap Growth Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Growth Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.98%                                                                                                $770,141,923
(Cost $700,984,626)

Advertising 0.31%                                                                                                      2,377,166
DoubleClick, Inc. (I)                                                                                  459,800         2,377,166

Aerospace & Defense 1.26%                                                                                              9,843,087
Engineered Support Systems, Inc.                                                                       175,550         9,843,087

Air Freight & Logistics 1.72%                                                                                         13,416,023
Forward Air Corp. (I)                                                                                  337,850        13,416,023

Airlines 0.86%                                                                                                         6,656,550
AirTran Holdings, Inc. (I)                                                                             597,000         6,656,550

Apparel Retail 1.45%                                                                                                  11,308,842
Aeropostale, Inc. (I)                                                                                  371,025        11,308,842

Application Software 4.55%                                                                                            35,397,096
ANSYS, Inc. (I)                                                                                        204,800         9,715,712
FactSet Research Systems, Inc.                                                                         142,750         6,159,662
Hyperion Solutions Corp. (I)                                                                           412,000        16,900,240
Kronos, Inc. (I)                                                                                        23,800         1,045,296
Manhattan Associates, Inc. (I)                                                                          28,800           747,648
Tradestation Group, Inc. (I)                                                                           139,250           828,538

Asset Management & Custody Banks 1.80%                                                                                13,979,595
Affiliated Managers Group, Inc. (I)                                                                    304,500        13,979,595

Auto Parts & Equipment 0.00%                                                                                                 755
BorgWarner, Inc.                                                                                            16               755

Biotechnology 2.76%                                                                                                   21,462,678
Ciphergen Biosystems, Inc. (I)                                                                         428,750         1,757,875
Eyetech Pharmaceuticals, Inc. (I)                                                                        7,130           264,523
NPS Pharmaceuticals, Inc. (I)(L)                                                                       334,450         6,237,492
XOMA Ltd. (Bermuda) (I)                                                                              1,968,600         7,165,704
ZymoGenetics, Inc. (I)                                                                                 372,200         6,037,084

Communications Equipment 5.30%                                                                                        41,221,344
Avocent Corp. (I)                                                                                      194,350         5,818,839
McDATA Corp. (Class A) (I)                                                                             707,700         3,644,655
SeaChange International, Inc. (I)                                                                      219,350         3,222,252
Tekelec (I)                                                                                            986,050        19,158,951
Verint Systems, Inc. (I)                                                                               295,700         9,376,647

Computer Storage & Peripherals 0.12%                                                                                     956,913
Synaptics, Inc. (I)                                                                                     64,700           956,913

Consumer Finance 1.02%                                                                                                 7,927,673
Texas Regional Bancshares, Inc. (Class A)                                                              178,190         7,927,673

Diversified Commercial Services 3.48%                                                                                 27,057,493
Corrections Corp. of America (I)                                                                       293,150        11,051,755
Labor Ready, Inc. (I)                                                                                  337,450         4,731,049
Sotheby's, Holdings, Inc. (Class A) (I)                                                                705,550        11,274,689

Drug Retail 0.89%                                                                                                      6,941,283
Impax Laboratories, Inc. (I)                                                                           490,550         6,941,283

Electrical Components & Equipment 1.54%                                                                               11,965,494
Artisan Components, Inc. (I)                                                                           491,800        11,965,494

Electronic Equipment Manufacturers 3.10%                                                                              24,159,125
Daktronics, Inc. (I)                                                                                    33,640           871,276
Itron, Inc. (I)                                                                                        425,800         8,128,522
Microsemi Corp. (I)                                                                                    680,900         8,341,025
RadiSys Corp. (I)                                                                                      549,420         6,818,302

Electronic Manufacturing Services 1.10%                                                                                8,523,307
Trimble Navigation Ltd. (I)                                                                            306,925         8,523,307

Environmental Services 2.64%                                                                                          20,576,229
Stericycle, Inc. (I)                                                                                   194,550         9,532,950
Waste Connections, Inc. (I)                                                                            382,650        11,043,279

Health Care Equipment 7.23%                                                                                           56,249,333
American Medical Systems Holdings, Inc. (I)                                                            240,100         7,639,982
Caliper Life Sciences, Inc. (I)                                                                      1,510,157         8,925,028
Integra LifeSciences Holdings (I)                                                                      172,850         5,461,196
Kyphon, Inc. (I)                                                                                       366,200         9,898,386
Possis Medical, Inc. (I)                                                                               206,100         5,894,460
Respironics, Inc. (I)                                                                                  133,150         7,419,118
VISX, Inc. (I)                                                                                         514,300        11,011,163

Health Care Facilities 0.22%                                                                                           1,681,200
VCA Antech, Inc. (I)                                                                                    40,000         1,681,200
Health Care Services 5.67%                                                                                            44,081,334
Advisory Board Co. (The) (I)                                                                           201,350         6,427,092
Allscripts Healthcare Solutions, Inc. (I)(L)                                                         1,060,600         7,456,018
AtheroGenics, Inc. (I)                                                                                 530,650         7,630,747
Digene Corp. (I)                                                                                       232,550         7,939,257
eResearch Technology, Inc. (I)                                                                         337,837         8,415,520
Renal Care Group, Inc (I)                                                                              195,000         6,212,700

Highways & Railtracks 1.69%                                                                                           13,135,099
UTI Worldwide, Inc. (Virgin Islands)                                                                   255,100        13,135,099

Industrial Gases 1.66%                                                                                                12,948,862
Airgas, Inc.                                                                                           595,350        12,948,862

Industrial Machinery 3.87%                                                                                            30,083,552
CLACOR, Inc. (I)                                                                                       237,650        10,456,600
ESCO Technologies, Inc.                                                                                207,250        10,911,712
Nordson Corp.                                                                                          208,150         8,715,240

Internet Software & Services 6.61%                                                                                    51,406,552
@Road, Inc. (I)                                                                                        676,750         2,673,163
Digital Insight Corp. (I)                                                                              933,300        13,840,839
Digitas, Inc. (I)                                                                                    1,019,550         6,820,789
Epicor Software Corp. (I)                                                                               61,700           763,846
F5 Networks, Inc. (I)                                                                                  255,872         6,701,288
Informatica Corp. (I)                                                                                  833,950         5,062,077
SonicWall, Inc. (I)                                                                                    956,950         6,344,579
Websense, Inc. (I)                                                                                     240,900         9,199,971

Investment Banking & Brokerage 0.16%                                                                                   1,224,538
Piper Jaffray Cos., Inc. (I)                                                                            30,050         1,224,538

Leisure Facilities 1.23%                                                                                               9,559,385
Imax Corp. (Canada) (I)(L)                                                                             922,550         4,151,475
Shuffle Master, Inc. (I)(L)                                                                            169,050         5,407,910

Leisure Products 4.30%                                                                                                33,493,133
Jarden Corp. (I)                                                                                       354,700        12,818,858
LeapFrog Enterprises, Inc. (I)(L)                                                                      392,600         7,773,480
Multimedia Games, Inc. (I)(L)                                                                          681,500        12,900,795

Multi-Media 2.12%                                                                                                     16,477,168
Cumulus Media, Inc. (Class A) (I)                                                                      557,100         8,178,228
Macrovision Corp. (I)                                                                                  383,500         8,298,940

Oil And Gas Drilling 3.41%                                                                                            26,532,544
Atwood Oceanics, Inc. (I)                                                                              148,650         5,746,809
Remington Oil & Gas Corp. (I)                                                                          432,100        10,219,165
W-H Energy Services, Inc. (I)                                                                          525,700        10,566,570

Oil And Gas Equipment And Services 1.29%                                                                              10,067,703
Hydril Co. (I)                                                                                         232,750         8,297,538
Matrix Service Co. (I)                                                                                 254,700         1,770,165

Oil And Gas Exploration And Production 2.69%                                                                          20,931,930
Denbury Resources, Inc. (I)                                                                            488,550        10,674,817
Unit Corp. (I)                                                                                         318,050        10,257,113

Pharmaceuticals 4.69%                                                                                                 36,526,952
Atrix Laboratories, Inc. (I)                                                                           235,000         7,569,350
K-V Pharmaceutical Co. (Class A) (I)                                                                   267,550         4,658,046
Medicines Co. (The) (I)                                                                                571,230        15,114,746
Nuvelo, Inc. (I)                                                                                       504,880         4,059,235
Rigel Pharmaceuticals, Inc. (I)                                                                        375,500         5,125,575

Photographic Products 0.37%                                                                                            2,900,629
Lexar Media, Inc. (I)(L)                                                                               538,150         2,900,629

Precious Metals & Minerals 1.20%                                                                                       9,304,971
Crown Holdings, Inc. (I)                                                                               917,650         9,304,971

Regional Banks 4.02%                                                                                                  31,273,060
East-West Bancorp., Inc.                                                                               389,400        13,130,568
F.N.B. Corp.                                                                                           249,375         5,019,919
First National Bankshares of Florida                                                                   256,856         4,569,468
Southwest Bancorp. of Texas, Inc. (I)                                                                  420,300         8,553,105

Restaurants 1.83%                                                                                                     14,237,695
Panera Bread Co. (I)(L)                                                                                385,950        14,237,695

Semiconductor Equipment 2.63%                                                                                         20,455,875
Advanced Energy Industries Inc (I)                                                                      63,700           628,082
FEI Co. (I)                                                                                            382,900         7,700,119
LTX Corp. (I)                                                                                          871,550         7,085,701
Power Integrations, Inc. (I)                                                                           249,850         5,041,973

Semiconductors 0.68%                                                                                                   5,282,752
Skyworks Solutions, Inc. (I)                                                                           630,400         5,282,752

Specialty Stores 2.94%                                                                                                22,892,911
Cost Plus, Inc. (I)                                                                                    395,200        13,223,392
Select Comfort Corp. (I)                                                                               473,300         9,669,519

Steel 0.11%                                                                                                              887,376
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                              30,400           887,376

Systems Software 1.13%                                                                                                 8,837,627
Progress Software Corp. (I)                                                                            397,800         8,206,614
MAGMA Design Automation, Inc. (I)                                                                       35,550           631,013

Technology Distributors 2.88%                                                                                         22,403,724
Applera Corp.-Celera Genomics Group (I)                                                                574,600         6,745,804
ScanSource, Inc. (I)                                                                                   267,200        15,657,920

Telecommunications Equipment 0.45%                                                                                     3,495,365
Openwave Systems, Inc. (I)                                                                             307,420         3,495,365

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 7.37%                                                                                         $57,317,694
(Cost $57,317,694)

Joint Repurchase Agreement 1.35%                                                                                      10,505,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%          $10,505      $10,505,000

                                                                                                        Shares
Cash Equivalents 6.02%                                                                                                46,812,694
AIM Cash Investment Trust (T)                                                                       46,812,694        46,812,694

TOTAL INVESTMENTS 106.35%                                                                                           $827,459,617

OTHER ASSETS AND LIABILITIES, NET (6.35%)                                                                           ($49,355,535)

TOTAL NET ASSETS 100.00%                                                                                            $778,104,082


John Hancock
Small Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $758,302,320. Gross unrealized appreciation and depreciation of investments aggregated $141,846,888 and $72,689,591, respectively, resulting in net unrealized appreciation of $69,157,297.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Small Cap Growth Fund.


600Q3  7/04
       9/04

JOHN HANCOCK
Focused Equity Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Focused Equity Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 100.24%                                                                                                $14,019,511
(Cost $12,785,528)

Aerospace & Defense 2.45%                                                                                                342,440
L-3 Communications Holdings, Inc. (I)                                                                    5,600           342,440

Air Freight & Logistics 4.65%                                                                                            649,988
C.H. Robinson Worldwide, Inc.                                                                            7,700           336,721
Expeditors International of Washington, Inc.                                                             6,750           313,267

Application Software 1.85%                                                                                               259,600
Manhattan Associates, Inc. (I)(L)                                                                       10,000           259,600

Asset Management & Custody Banks 4.21%                                                                                   589,058
Eaton Vance Corp.                                                                                        7,700           292,138
Investors Financial Services Corp.                                                                       6,500           296,920

Communications Equipment 5.34%                                                                                           747,231
Avocent Corp. (I)                                                                                        9,000           269,460
Emulex Corp. (I)                                                                                        18,900           203,931
QLogic Corp. (I)                                                                                        11,200           273,840

Computer Storage & Peripherals 2.09%                                                                                     291,840
SanDisk Corp. (I)                                                                                       12,000           291,840

Construction And Engineering 4.25%                                                                                       594,794
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                              11,200           326,928
Jacobs Engineering Group, Inc. (I)                                                                       6,700           267,866

Diversified Commercial Services 3.87%                                                                                    541,800
ChoicePoint, Inc. (I)                                                                                    7,500           315,000
Corporate Executive Board Co. (The) (I)                                                                  4,000           226,800

Electrical Components & Equipment 2.07%                                                                                  289,156
Amphenol Corp. (Class A) (I)                                                                             9,200           289,156

Electronic Equipment Manufacturers 2.19%                                                                                 306,816
Cognex Corp.                                                                                            10,200           306,816

Health Care Equipment 5.93%                                                                                              829,964
Advanced Neuromodulation Systems, Inc. (I)                                                               8,000           256,400
Invitrogen Corp. (I)                                                                                     4,300           225,664
ResMed, Inc. (I)(L)                                                                                      7,100           347,900

Health Care Services 2.17%                                                                                               303,696
Quest Diagnostics, Inc. (I)                                                                              3,700           303,696

Homebuilding 4.30%                                                                                                       600,932
Lennar Corp.                                                                                             6,400           273,152
Pulte Homes, Inc.                                                                                        6,000           327,780

Hotels, Resorts & Cruise Lines 1.85%                                                                                     259,200
Station Casinos, Inc.                                                                                    6,000           259,200

Household Products 2.07%                                                                                                 290,200
Yankee Candle Co, Inc. (The) (I)                                                                        10,000           290,200

Industrial Machinery 2.21%                                                                                               308,503
Finning Internatonal, Inc. (Canada)                                                                     12,500           308,503

It Consulting & Other Services 2.12%                                                                                     295,992
CACI International, Inc. (Class A) (I)                                                                   7,200           295,992

Leisure Products 3.55%                                                                                                   496,220
Alliance Gaming Corp. (I)                                                                               14,000           199,220
LeapFrog Enterprises, Inc. (I)(L)                                                                       15,000           297,000

Multi-Line Insurance 2.13%                                                                                               298,662
Ambac Financial Group, Inc.                                                                              4,200           298,662

Oil And Gas Equipment And Services 6.71%                                                                                 937,897
BJ Services Co. (I)                                                                                      6,700           332,722
Nabors Industries Ltd. (Bermuda) (I)                                                                     6,900           320,850
National-Oilwell, Inc. (I)(L)                                                                            8,500           284,325

Pharmaceuticals 3.20%                                                                                                    446,936
Medicis Pharmaceutical Corp. (Class A)                                                                   8,000           286,160
Taro Pharmaceutical Industries Ltd. (Israel) (I)                                                         7,200           160,776

Property And Casualty Insurance 1.77%                                                                                    247,756
Transatlantic Holdings, Inc.                                                                             4,375           247,756

Regional Banks 6.60%                                                                                                     922,358
Cullen/Frost Bankers, Inc.                                                                               7,500           322,650
Texas Regional Bancshares, Inc. (Class A)                                                                7,000           311,430
Umpqua Holdings Corp.                                                                                   12,750           288,278

Restaurants 3.97%                                                                                                        555,409
Cheesecake Factory, Inc. (The) (I)(L)                                                                    6,000           250,620
Ruby Tuesday, Inc.                                                                                      10,550           304,789

Semiconductor Equipment 3.79%                                                                                            529,869
Novellus Systems, Inc. (I)                                                                              10,000           270,000
Varian Semiconductor Equipment Associates, Inc. (I)                                                      8,700           259,869

Semiconductors 1.89%                                                                                                     264,528
Intersil Corp. (Class A)                                                                                14,400           264,528

Specialty Stores 6.41%                                                                                                   895,980
Michaels Stores, Inc.                                                                                    6,000           324,180
O'Reilly Automotive, Inc. (I)                                                                            7,500           303,675
Tiffany & Co.                                                                                            7,500           268,125

Steel 2.58%                                                                                                              360,250
Steel Dynamics, Inc. (I)                                                                                11,000           360,250

Thrifts & Mortgage Finance 2.09%                                                                                         292,336
IndyMac Bancorp., Inc.                                                                                   8,800           292,336

Trucking 1.93%                                                                                                           270,100
Heartland Express, Inc.                                                                                 10,000           270,100

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 8.25%                                                                                          $1,153,226
(Cost $1,153,226)

Joint Repurchase Agreement 0.04%                                                                                           6,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%               $6             6,000

                                                                                                        Shares
Cash Equivalents 8.21%                                                                                                 1,147,226
AIM Cash Investment Trust (T)                                                                        1,147,226         1,147,226

TOTAL INVESTMENTS 108.49%                                                                                            $15,172,737

OTHER ASSETS AND LIABILITIES, NET (8.49%)                                                                            ($1,187,043)

TOTAL NET ASSETS 100.00%                                                                                             $13,985,694


John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $13,938,754. Gross unrealized appreciation and depreciation of investments aggregated $2,234,414 and $1,000,431, respectively, resulting in net unrealized appreciation of $1,233,983.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee


Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Focused Equity Fund.

610Q3  7/04
       9/04

JOHN HANCOCK
Mid Cap Equity Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Equity Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.15%                                                                                                  $2,205,548
(Cost $2,107,549)

Aerospace & Defense 2.59%                                                                                                 58,092
L-3 Communications Holdings, Inc. (I)                                                                      950            58,092

Air Freight & Logistics 5.00%                                                                                            112,273
C.H. Robinson Worldwide, Inc.                                                                            1,400            61,222
Expeditors International of Washington, Inc.                                                             1,100            51,051

Application Software 1.85%                                                                                                41,536
Manhattan Associates, Inc. (I)(L)                                                                        1,600            41,536

Asset Management & Custody Banks 4.06%                                                                                    91,208
Eaton Vance Corp.                                                                                        1,200            45,528
Investors Financial Services Corp.                                                                       1,000            45,680

Communications Equipment 4.46%                                                                                           100,227
Avocent Corp. (I)                                                                                        1,200            35,928
Emulex Corp. (I)                                                                                         2,900            31,291
QLogic Corp. (I)                                                                                         1,350            33,008

Computer Storage & Peripherals 2.06%                                                                                      46,208
SanDisk Corp. (I)                                                                                        1,900            46,208

Construction And Engineering 4.19%                                                                                        94,251
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                               1,825            53,272
Jacobs Engineering Group, Inc. (I)                                                                       1,025            40,979

Diversified Commercial Services 4.26%                                                                                     95,760
ChoicePoint, Inc. (I)                                                                                    1,200            50,400
Corporate Executive Board Co. (The) (I)                                                                    800            45,360

Electrical Components & Equipment 1.96%                                                                                   44,002
Amphenol Corp. (Class A) (I)                                                                             1,400            44,002

Electronic Equipment Manufacturers 2.21%                                                                                  49,632
Cognex Corp.                                                                                             1,650            49,632

Health Care Equipment 5.98%                                                                                              134,344
Advanced Neuromodulation Systems, Inc. (I)                                                               1,200            38,460
Invitrogen Corp. (I)                                                                                       800            41,984
ResMed, Inc. (I)                                                                                         1,100            53,900

Health Care Services 2.19%                                                                                                49,248
Quest Diagnostics, Inc. (I)                                                                                600            49,248

Homebuilding 4.09%                                                                                                        91,847
Lennar Corp.                                                                                             1,000            42,680
Pulte Homes, Inc.                                                                                          900            49,167

Hotels, Resorts & Cruise Lines 1.83%                                                                                      41,040
Station Casinos, Inc.                                                                                      950            41,040

Household Products 2.32%                                                                                                  52,236
Yankee Candle Co, Inc. (The) (I)                                                                         1,800            52,236

Industrial Machinery 1.98%                                                                                                44,424
Finning Internatonal, Inc. (Canada)                                                                      1,800            44,424

IT Consulting & Other Services 2.10%                                                                                      47,276
CACI International, Inc. (Class A) (I)                                                                   1,150            47,276

Leisure Products 3.38%                                                                                                    75,980
Alliance Gaming Corp. (I)                                                                                2,000            28,460
LeapFrog Enterprises, Inc. (I)(L)                                                                        2,400            47,520

Multi-Line Insurance 1.61%                                                                                                36,266
Ambac Financial Group, Inc.                                                                                510            36,266

Oil And Gas Equipment And Services 6.29%                                                                                 141,317
BJ Services Co. (I)                                                                                      1,000            49,660
Nabors Industries Ltd. (Bermuda) (I)                                                                     1,000            46,500
National-Oilwell, Inc. (I)                                                                               1,350            45,157

Pharmaceuticals 3.10%                                                                                                     69,720
Medicis Pharmaceutical Corp. (Class A)                                                                   1,200            42,924
Taro Pharmaceutical Industries Ltd. (Israel) (I)                                                         1,200            26,796

Property And Casualty Insurance 1.73%                                                                                     38,905
Transatlantic Holdings, Inc.                                                                               687            38,905

Regional Banks 6.64%                                                                                                     149,084
Cullen/Frost Bankers, Inc.                                                                               1,225            52,700
Texas Regional Bancshares, Inc. (Class A)                                                                1,150            51,164
Umpqua Holdings Corp.                                                                                    2,000            45,220

Restaurants 4.16%                                                                                                         93,459
Cheesecake Factory, Inc. (The) (I)                                                                       1,200            50,124
Ruby Tuesday, Inc.                                                                                       1,500            43,335

Semiconductor Equipment 3.34%                                                                                             75,138
Novellus Systems, Inc. (I)                                                                               1,400            37,800
Varian Semiconductor Equipment Associates, Inc. (I)                                                      1,250            37,338

Semiconductors 1.80%                                                                                                      40,414
Intersil Corp. (Class A)                                                                                 2,200            40,414

Specialty Stores 6.44%                                                                                                   144,803
Michaels Stores, Inc.                                                                                    1,000            54,030
O'Reilly Automotive, Inc. (I)                                                                            1,200            48,588
Tiffany & Co.                                                                                            1,180            42,185

Steel 2.48%                                                                                                               55,675
Steel Dynamics, Inc. (I)                                                                                 1,700            55,675

Thrifts & Mortgage Finance 1.77%                                                                                          39,864
IndyMac Bancorp., Inc.                                                                                   1,200            39,864

Trucking 2.28%                                                                                                            51,319
Heartland Express, Inc.                                                                                  1,900            51,319


Issuer                                                                                                  Shares             Value
SHORT-TERM INVESTMENTS 3.83%                                                                                             $86,087
(Cost $86,087)

Cash Equivalents 3.83%                                                                                                    86,087
AIM Cash Investment Trust (T)                                                                           86,087            86,087

TOTAL INVESTMENTS 101.98%                                                                                             $2,291,635

OTHER ASSETS AND LIABILITIES, NET (1.98%)                                                                               ($44,610)

TOTAL NET ASSETS 100.00%                                                                                              $2,247,025


John Hancock
Mid Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $2,193,636. Gross unrealized appreciation and depreciation of investments aggregated $289,084 and $191,085, respectively, resulting in net unrealized appreciation of $97,999.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Mid Cap Equity Fund.

810Q3  7/04
       9/04

JOHN HANCOCK
Technology Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Technology Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

                                                                  Interest  Maturity   Credit        Par value
Issuer, Description                                                   rate      date   rating (A)         (000)            Value
BONDS 0.04%                                                                                                             $171,084
(Cost $485,628)

Air Freight & Logistics 0.03%                                                                                            115,000
Piedmont Aviation, Inc., Equip Tr Cert 1988 Ser F (H)              10.350% 03-28-2009  D (G)              $500           115,000

IT Consulting & Other Services 0.01%                                                                                      56,084
Gomez, Inc., Sr Sec Note (K)                                        10.000 11-08-2006  CC (G)               56            56,084

Issuer                                                                                                  Shares             Value
COMMON STOCKS 97.48%                                                                                                $372,331,125
(Cost $371,500,983)

Application Software 12.97%                                                                                           49,549,529
Autodesk, Inc.                                                                                         288,750        11,607,750
Borland Software Corp. (I)(L)                                                                          350,100         2,895,327
Commercialware, Inc. (K)                                                                                 1,000             3,300
Mercury Interactive Corp. (I)(L)                                                                       400,250        14,633,140
Microsoft Corp. (U)                                                                                    550,000        15,653,000
Siebel Systems, Inc. (I)                                                                               590,200         4,757,012

Communications Equipment 15.72%                                                                                       60,044,496
Aeroflex, Inc. (I)                                                                                     799,999         8,871,989
Andrew Corp. (I)(L)                                                                                    408,250         4,429,512
Cisco Systems, Inc. (I)                                                                                850,550        17,742,473
Comverse Technology, Inc. (I)                                                                          194,100         3,311,346
Corning, Inc. (I)(L)                                                                                   449,350         5,553,966
Corvis Corp. (I)(L)                                                                                  2,066,100         2,314,032
Ericsson (LM) Telefonaktiebolaget, American Depositary Receipt
(ADR) (Sweden) (I)(L)                                                                                  278,753         7,445,493
Finisar Corp. (I)(L)                                                                                   747,050         1,131,781
Inter-Tel, Inc.                                                                                        111,850         2,426,026
JDS Uniphase Corp. (I)                                                                                 882,000         3,042,900
Lucent Technologies, Inc. (I)                                                                          746,550         2,276,978
Newpoint Technologies, Inc. (I)(K)                                                                     160,000            40,000
Primus Telecommunications Group, Inc. (I)(L)                                                           900,000         1,458,000

Computer Hardware 8.77%                                                                                               33,476,754
Brocade Communications Systems, Inc. (I)(L)                                                            777,700         3,748,514
Cray, Inc. (I)(L)                                                                                      505,400         1,612,226
Dell, Inc. (I)                                                                                         549,750        19,499,632
Hewlett-Packard Co.                                                                                    427,612         8,616,382

Computer Storage & Peripherals 5.34%                                                                                  20,414,359
EMC Corp. (I)                                                                                        1,000,300        10,973,291
Western Digital Corp. (I)(L)                                                                         1,346,800         9,441,068

Electronic Manufacturing Services 3.73%                                                                               14,251,485
Flextronics International Ltd. (Singapore) (I)(L)                                                      800,550        10,062,914
Sanmina-SCI Corp. (I)                                                                                  570,650         4,188,571

Health Care Equipment 0.01%                                                                                               49,180
SerOptix (I)(K)                                                                                        491,800            49,180

Internet Retail 3.41%                                                                                                 13,015,558
eBay, Inc. (I)                                                                                         131,450        10,296,478
IAC InterActiveCorp (I)(L)                                                                              99,600         2,719,080

Internet Software & Services 8.37%                                                                                    31,955,801
First Internet Bank of Indiana (K)                                                                      14,369           689,712
Lionbridge Technologies, Inc. (I)(L)                                                                   433,150         3,222,636
McAfee, Inc. (I)                                                                                       400,000         7,192,000
RSA Security, Inc. (I)                                                                                 300,700         5,599,034
SeeBeyond Technology Corp. (I)                                                                         700,000         2,114,000
SupportSoft, Inc. (I)                                                                                  273,800         2,412,178
Symantec Corp. (I)(L)                                                                                  139,350         6,516,006
WatchGuard Technologies, Inc. (I)                                                                      100,500           529,635
Yahoo!, Inc. (I)(L)(U)                                                                                 119,500         3,680,600

IT Consulting & Other Services 1.73%                                                                                   6,619,898
Gomez, Inc. (I)(K)                                                                                       3,278            10,490
Unisys Corp. (I)(L)                                                                                    645,450         6,609,408

Semiconductor Equipment 9.22%                                                                                         35,204,204
Applied Materials, Inc. (I)(L)                                                                         750,600        12,737,682
ASML Holding N.V. (Netherlands) (I)                                                                    529,850         7,529,169
KLA-Tencor Corp. (I)                                                                                   280,100        11,542,921
MKS Instruments, Inc. (I)(L)                                                                           230,600         3,394,432

Semiconductors 13.95%                                                                                                 53,276,682
Agere Systems, Inc. (Class A) (I)(L)                                                                 2,320,500         2,877,420
Cadence Design Systems, Inc. (I)(L)                                                                    204,550         2,755,288
Cypress Semiconductor Corp. (I)(L)                                                                     825,200         9,357,768
Integrated Device Technology, Inc. (I)                                                                 270,650         3,093,529
Intel Corp.                                                                                            499,200        12,170,496
MEMC Electronic Materials, Inc. (I)                                                                    618,350         5,620,801
Micron Technology, Inc. (L)                                                                            650,750         8,804,647
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (I)(L)                                    1,049,690         7,473,793
Vitesse Semiconductor Corp. (I)(L)                                                                     401,050         1,122,940

Systems Software 8.00%                                                                                                30,549,146
BEA Systems, Inc. (I)                                                                                  601,650         3,904,708
Computer Associates International, Inc.                                                                397,350        10,029,114
Oracle Corp. (I)                                                                                       522,750         5,494,103
SAP A.G., (ADR) (Germany)                                                                              159,366         6,376,234
VERITAS Software Corp. (I)                                                                             248,950         4,744,987

Wireless Telecommunication Services 6.26%                                                                             23,924,033
AT&T Wireless Services, Inc. (I)                                                                       850,500        12,281,220
Crown Castle International Corp. (I)                                                                   340,600         4,809,272
Globecomm Systems, Inc. (I)                                                                             90,000           491,400
Globecomm Systems, Inc. Unit (Common Shares & Warrants) (I)(K)                                         200,000         1,092,000
Motorola, Inc.                                                                                          49,750           792,518
Powerwave Technologies, Inc. (I)                                                                       572,450         3,171,373
Radyne ComStream, Inc. (I)(L)                                                                          175,000         1,286,250

                                                                                       Credit
Issuer, Description                                                                    rating (A)       Shares             Value
PREFERRED STOCKS 0.12%                                                                                                  $462,586
(Cost $5,470,652)

Electronic Manufacturing Services 0.04%                                                                                  152,586
Silicon Genesis Corp., Ser C, Conv (I)(K)                                              CC- (G)         143,678           152,586

Health Care Equipment 0.08%                                                                                              300,000
SerOptix
Ser A (I)(K)                                                                           CC- (G)         500,000           150,000
Ser B, Conv (I)(K)                                                                     CC- (G)         500,000           150,000

Communication Services 0.00%                                                                                              10,000
Convergent Networks, Inc., Ser D, Conv (I)(K)                                          CCC (G)         100,000            10,000

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 32.22%                                                                                       $123,055,862
(Cost $123,055,862)

Joint Repurchase Agreement 2.19%                                                                                       8,359,000

Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625% due 04-15-28 and
U.S. Treasury Inflation Indexed Note 3.000% due 07-15-12)                              1.330%           $8,359         8,359,000

                                                                                                        Shares
Cash Equivalents 30.03%                                                                                              114,696,862
AIM Cash Investment Trust (T)                                                                      114,696,862       114,696,862

TOTAL INVESTMENTS 129.86%                                                                                           $496,020,657

OTHER ASSETS AND LIABILITIES, NET (29.86%)                                                                         ($114,062,235)

TOTAL NET ASSETS 100.00%                                                                                            $381,958,422


John Hancock
Technology Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, LLC where Standard & Poor's ratings are not available."

(G)  Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)  Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows: See table on attached spreadsheet.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. Additional information on these securities is as follows: See table on attached spreadsheet.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $500,513,125. Gross unrealized appreciation and depreciation of investments aggregated $95,855,948 and ($100,350,032), respectively, resulting in net unrealized depreciation of ($4,494,084).


John Hancock
Technology Fund
Direct Placement Securities
July 31, 2004 (unaudited)
                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of fund's          Value as of
Issuer, description                       date           cost     net assets        July 31, 2004
Commercialware, Inc. -
common stock                          08-06-99     $1,000,000          0.00%               $3,300
Convergent Networks, Inc. -
preferred stock                       09-22-00      1,635,000          0.00%               10,000
First Internet Bank of Indiana
-
common stock                          02-07-00        999,939          0.18%              689,712
Globecomm Systems, Inc. -
unit                                  12-31-03        900,000          0.29%            1,092,000
Gomez, Inc. -
bond                                  07-23-01         56,084          0.01%               56,084
common stock                          09-10-02      2,177,612          0.00%               10,490
Newpoint Technologies, Inc. -
common stock                          03-24-98        480,000          0.01%               40,000
SerOptix -
common stock                          01-12-98             50          0.01%               49,180
preferred stock, Ser A                01-12-98        500,000          0.04%              150,000
preferred stock, Ser B                04-05-00        666,667          0.04%              150,000
Silicon Genesis Corp. -
preferred stock                       09-05-00      3,000,004          0.04%              152,586



John Hancock
Technology Fund
Direct Placement Securities
July 31, 2004 (unaudited)
                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of fund's          Value as of
Issuer, description                       date           cost     net assets        July 31, 2004
Commercialware, Inc. -
common stock                          08-06-99     $1,000,000          0.00%               $3,300
Convergent Networks, Inc. -
preferred stock                       09-22-00      1,635,000          0.00%               10,000
First Internet Bank of Indiana
-
common stock                          02-07-00        999,939          0.18%              689,712
Globecomm Systems, Inc. -
unit                                  12-31-03        900,000          0.29%            1,092,000
Gomez, Inc. -
bond                                  07-23-01         56,084          0.01%               56,084
common stock                          09-10-02      2,177,612          0.00%               10,490
Newpoint Technologies, Inc. -
common stock                          03-24-98        480,000          0.01%               40,000
SerOptix -
common stock                          01-12-98             50          0.01%               49,180
preferred stock, Ser A                01-12-98        500,000          0.04%              150,000
preferred stock, Ser B                04-05-00        666,667          0.04%              150,000
Silicon Genesis Corp. -
preferred stock                       09-05-00      3,000,004          0.04%              152,586


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
Barry J. Gordon
President
James A. Shepherdson
Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603
Subadviser
American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Technology Fund.


830Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004